Earnings per share - Narrative (Details)	12 Months Ended
Dec. 31, 2021 shares
Class A shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)	5,278,761
Class B
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)	2,099,551